PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Feb. 28, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
Prepaid expenses and other current assets consisted of the following:

	As of	As of
	February 28,	February 28,
	2017	2018

Prepaid rental	$16,550,792	$29,813,900
Prepayments to suppliers (1)	36,763,795	47,633,175
Interest receivable	4,347,655	8,655,362
Staff advances (2)	2,680,725	7,003,759
Loan to employees (3)	4,095,974	5,459,861
Other deposits	1,923,303	2,577,362
Prepaid VAT	390,253	2,625,726
Study cards and book receivables	1,146,482	4,290,979
Receivable from rendered online advertising services	6,828,823	9,326,072
Receivable from an available-for-sale investment investee (4)	81,099,081	-
Loans to third-parties (5)	-	5,530,973
Receivables of withoholding tax from employees for option exercise proceeds	-	3,627,779
Others	4,395,940	6,690,925
	$160,222,823	$133,235,873

(1)
Prepayments to suppliers are primarily for student recruitment services, advertising fees and server hosting fees. Student recruitment service fees are prepaid by the Group's study abroad business to recruitment agencies. Such prepayments are generally short-term and refundable if performance condition is not met.

(2)	Staff advances are provided to employees primarily for traveling, office expenses and other expenditures which are subsequently expensed as incurred.

(3)
The Group offers housing benefit plan to employees who have been employed by the Group for three years or more and met certain performance criteria. Under this benefit plan, the eligible employees receive interest-free loans for purposes of home purchases. Each loan has a term of four years and must be repaid by equal annual installments.

(4)
One of the Group's domestic investees was in the process of terminating its VIE structure as of February 28, 2017, as part of its domestic IPO plan. To facilitate the restructuring, the Group has provided prepayment to the investee in fiscal year 2017 and fully collected the amount in fiscal year 2018.

(5)
Loans to third-parties are generally mature in less than one year. Upon the maturity of the loans, they will be settled through repayment or conversion to equity interests of the borrowers at the Group's discretion.